Fair value of financial instrument - Summary of Positive and Negative Fair Value Movement of Level 3 Financial Instruments From Using Reasonably Possible Alternative Assumptions (Detail) - Level 3 [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	$ 2,954	$ 2,967
Positive fair value movement from using reasonably possible alternatives	71
Negative fair value movement from using reasonably possible alternatives	(71)
Level 3 fair value	(1,376)	(1,596)
Positive fair value movement from using reasonably possible alternatives	24
Negative fair value movement from using reasonably possible alternatives	(21)
Financial assets at fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	2,954	2,967
Positive fair value movement from using reasonably possible alternatives	71	87
Negative fair value movement from using reasonably possible alternatives	(71)	(90)
U.S. state, municipal and agencies debt [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	58	66
Positive fair value movement from using reasonably possible alternatives	1
Negative fair value movement from using reasonably possible alternatives	(1)	(1)
Asset-backed securities [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	2	110
Positive fair value movement from using reasonably possible alternatives		7
Negative fair value movement from using reasonably possible alternatives		(10)
Corporate debt and other debt [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	21	21
Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	153	192
Positive fair value movement from using reasonably possible alternatives	15	19
Negative fair value movement from using reasonably possible alternatives	(13)	(16)
Equities [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	1,219	1,148
Positive fair value movement from using reasonably possible alternatives	13	12
Negative fair value movement from using reasonably possible alternatives	(14)	(12)
Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	294	237
Positive fair value movement from using reasonably possible alternatives	26	24
Negative fair value movement from using reasonably possible alternatives	(27)	(26)
Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	680	551
Positive fair value movement from using reasonably possible alternatives	9	5
Negative fair value movement from using reasonably possible alternatives	(12)	(7)
Classes of liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	423	577
Positive fair value movement from using reasonably possible alternatives	6	20
Negative fair value movement from using reasonably possible alternatives	(3)	(18)
Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	77	65
Mortgage backed securities [Member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	27
Positive fair value movement from using reasonably possible alternatives	1
Negative fair value movement from using reasonably possible alternatives	(1)
Deposits [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(156)	(385)
Positive fair value movement from using reasonably possible alternatives	4	12
Negative fair value movement from using reasonably possible alternatives	(4)	(11)
Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(1,160)	(1,143)
Positive fair value movement from using reasonably possible alternatives	20	47
Negative fair value movement from using reasonably possible alternatives	(17)	(54)
Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(60)	(68)
Financial liabilities at fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(1,376)	(1,596)
Positive fair value movement from using reasonably possible alternatives	24	59
Negative fair value movement from using reasonably possible alternatives	$ (21)	$ (65)